Document and Entity Information	Aug. 01, 2024
Document And Entity Information [Line Items]
Local Phone Number	876‑7237
Amendment Flag	false
Entity Central Index Key	0001692115
Document Type	8-K
Document Period End Date	Aug. 01, 2024
Entity Registrant Name	Southwest Gas Holdings, Inc.
Entity Address, Address Line One	Southwest Gas Holdings
Entity Address, Address Line Two	Inc.
Entity Address, Address Line Three	8360 S. Durango Dr.
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89193-8510
City Area Code	702
Entity Incorporation State Country Code	DE
Entity File Number	001-07850
Entity Tax Identification Number	88-0085720
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Southwest Gas Holdings, Inc. Common Stock, $1 par value
Trading Symbol	SWX
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE